Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Staff Costs
Schedule of staff costs

	2025 £’000	2024 £’000	2023 £’000
Wages and salaries	1,710	1,597	1,708
Defined contribution pension cost (note 24)	69	67	86
Social security contributions and similar taxes	192	201	233
Share-based payment charge	170	283	28
Staff costs gross	2,141	2,148	2,055

Schedule for average number of employed staff

	2025	2024	2023
Research and development	7	8	16
General and administration	4	5	5
	11	13	21

Schedule of Management Personnel Compensation

	2025 £’000	2024 £’000	2023 £’000
Short term employee benefits	563	782	677
Post-employment benefits	–	11	21
Termination benefits	–	30	–
Share-based payment	138	201	22
Management Personnal Compensation	701	1,024	720

Schedule of emoluments disclosed

	2025 £’000	2024 £’000	2023 £’000
Short term employee benefits	303	287	252
Post-employment benefits	–	–	–
Management Personnal Compensation	250	287	252